Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions
Related party transactions
15	Related party transactions

Name of entity	Relationships with the Group
Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs	Controlled by the CEO of the Group

During the years ended December 31, 2023, the Group had the following material related party transactions:

(a)	Transactions with related parties

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Services provided to Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs
Agent services provided to the Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs*	—	92	142

Services received from Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs
Product development labor service	—	505	882
Internet service	—	56	183

*Agent services provided to Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs mainly refer to the sale of management service of Philippines tutors, and these Philippine tutors would deliver the lessons services to the students in Mainland China.

(b)	Balances with related parties

	As of December, 31
	2022	2023
	US$	US$
Amounts due to Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs*	389	4,077

*The balance represents net settled services and other payables and receivables between the Company and Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs.